Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$383,333	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$10,667	$—

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – US Treasury securities	$291,525,100	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$191,667	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$5,333	$—
Working capital loans – related party	$—	$100,800	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021 when the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 measurement to a Level 2 fair value measurement at the same time as Public Warrants, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants. The estimated fair value of Public Warrants was transferred from a Level 1 measurement to a Level 2 measurement due to lack of trading activity as of June 30, 2022. The Public Warrants were still held at Level 2 as of December 31, 2023. There were no other transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2023.

As of December 31, 2023, it was determined that the conversion option was de minimis, as such the Company has recorded the Working Capital Loans at par value.

Level 1 instruments include investments in money market funds that invest solely in U.S. Treasury securities. The Company uses quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Level 2 instruments include Private Placement Warrants, Public Warrants and Working Capital Loans — related party. The Company uses the same quoted market prices from dealers or brokers, and other similar sources as Public Warrants to determine the fair value of its investments.

There were no Level 3 measurement inputs used at December 31, 2023 and 2022.